Introduction - Foreign exchange rates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Foreign Exchange Rate [Line Items]
Equity	$ (3,621)	$ (3,574)	$ (3,445)	$ (3,634)
Adjustment on adoption of Amendment to IAS 21 (Introduction Note)
Foreign Exchange Rate [Line Items]
Adoption of IAS 21, remeasurement of monetary and non-monetary tems		70
Equity		$ 188
Bolivia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	9.60	6.91
Change %	(0.280)
Average foreign exchange rate	12.83	6.91	6.91
Change %	(0.4612)
Colombia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	3,757	4,409
Change %	0.174
Average foreign exchange rate	4,053	4,083	4,313
Change %	0.007
Costa Rica
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	501	513
Change %	0.023
Average foreign exchange rate	506	519	550
Change %	0.02
Guatemala
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	7.66	7.71
Change %	0.005
Average foreign exchange rate	7.68	7.76	7.84
Change %	0.011
Honduras
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	26.51	25.44
Change %	(0.040)
Average foreign exchange rate	26.09	24.88	24.66
Change %	(0.046)
Luxembourg
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	0.85	0.97
Change %	0.134
Average foreign exchange rate	0.89	0.93	0.93
Change %	0.044
Nicaragua
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	36.62	36.62
Change %	0
Average foreign exchange rate	36.62	36.62	36.44
Change %	0
Paraguay
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6,576	7,831
Change %	0.191
Average foreign exchange rate	7,546	7,569	7,299
Change %	0.003
Sweden
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	9.21	11.07
Change %	0.202
Average foreign exchange rate	9.74	10.57	10.60
Change %	0.085
United Kingdom
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	0.74	0.80
Change %	0.077
Average foreign exchange rate	0.76	0.78	0.80
Change %	0.032
Uruguay
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	39.04
Average foreign exchange rate	39.57
Panama
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	1
Debt denominated in US dollars | Adjustment on adoption of Amendment to IAS 21 (Introduction Note)
Foreign Exchange Rate [Line Items]
Adoption of IAS 21, translation into presentation currency		$ 118